Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, operating	$ 17,123	$ 6,100
Liabilities, operating		6,100
Right-of-use assets, financing		$ 11,300
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	25–49
PRMS facility [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	24
Office [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	9